Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segments shares	Dec. 31, 2024 CNY (¥) Segments	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2020 CNY (¥)
Net funds held for customers	$ 16,677	¥ 121,733	¥ 54,049	¥ 31,916
Net cash provided by used in financing activities	(85,312)	(622,715)	(2,505,002)	(763,940)
Net cash provided by used in financing activities	85,312	622,715	2,505,002	763,940
Net funds paid on behalf of customers	2,240	16,354	1,498
Net cash provided by used in investing activities	(314,526)	(2,295,816)	1,411,992	(1,553,228)
Net cash provided by used in operating activities	$ 396,361	2,893,160	1,360,872	236,917
Convenience translation rate	0.072993				0.072993
Registered capital of subsidiary					¥ 2,900	¥ 1,900
Cash and cash equivalents			0		0
Restricted cash	$ 284,178		1,800,071		2,074,300
Escrow deposit			608,185		864,440
Short-term investments	388,035		2,960,821		2,832,382
Restricted investments			540,000		¥ 412,974
Gain (loss) on investments	1,062	7,752	(722)	(6,890)
Equity method investments, impairment loss				6,000
Impairment losses of long-lived assets				255
Tenor of loans description	the average tenor of loans facilitated on domestic and overseas platform are around 8.1 months and 87.3 days, respectively, substantially all of the quality assurance receivable balance as of December 31, 2024 are originated in 2024.	the average tenor of loans facilitated on domestic and overseas platform are around 8.1 months and 87.3 days, respectively, substantially all of the quality assurance receivable balance as of December 31, 2024 are originated in 2024.
Government grants received	$ 1,790,010	¥ 13,065,824	¥ 12,547,445	11,134,203
Percentage on statutory reserve contribution from net profit	50.00%	50.00%
Number of reportable segments | Segments	1	1
Treasury shares | shares	283,820,445		223,676,230		283,820,445
Appropriations to general reserve		¥ 90,251	¥ 64,071	87,998
Minimum [Member]
Statutory reserve percentage	10.00%	10.00%
Grant [Member]
Government grants received		¥ 150,685	164,907	84,957
Non Marketable Equity Method Investments [Member]
Equity method investments, impairment loss			2,479
Equity interest percentage				10.00%
Other Income [Member]
Gain (loss) on investments		104,842	110,831	¥ 101,153
Selling and Marketing Expense [Member]
Marketing and Advertising Expense		¥ 1,994,134	1,871,392	¥ 1,675,488
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Restricted cash			265,924		¥ 701,928
Held in Escrow Capital Account [Member]
Escrow deposit			90,000
Cash Received from Borrowers Not Yet Distributed [Member]
Restricted cash			415,033		396,523
Guarantee and Quality Assurance Fund [Member
Restricted cash					43,901,691
Individual Investors with Capped Obligations [Member]
Restricted cash			¥ 342,163
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Individual Customer [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Individual Customer [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%
Cash and Cash Equivalents and Restricted Cash [Member] | Geographic Concentration Risk [Member] | The PRC [Member]
Concentration risk, percentage	85.00%	85.00%
US $1.00
Foreign currency exchange rate translation	0.071884		0.070827		0.071884
IDR Rp1.00
Foreign currency exchange rate translation	0.00000451		0.00000461		0.00000451
Beijing Prosper Investment Consulting Co., Ltd. [Member]
Service fees percentage	100.00%	100.00%
Previously Reported [Member]
Net cash provided by used in financing activities			¥ 2,559,051	¥ 795,856
Net cash provided by used in financing activities			(2,559,051)	¥ (795,856)
Net cash provided by used in investing activities			1,413,490
Net cash provided by used in operating activities			268,833
Revision of Prior Period, Adjustment [Member]
Net cash provided by used in operating activities			¥ 1,413,423